Pensions and other post-employment benefits - Movement In Benefit Liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
At 1 January	£ 1,356	£ 1,129	£ 2,104
Exchange adjustments	44	(87)	65
Service cost	(96)	(146)	(216)
Past service cost	(3)	(6)	(5)
Interest cost	(45)	(18)	(27)
Settlements and curtailments	6	21	10
Remeasurements:
Return on plan assets, excluding amounts included in interest	380	(5,883)	424
(Loss)/gain from change in demographic assumptions	135	92	(62)
Gain/(loss) from change in financial assumptions	(137)	5,868	716
Experience (loss)/gain	(267)	(949)	(215)
Employer contributions	606	919	312
Transfer to assets held for sale/distribution	0	3	0
Expenses	(30)	(35)	(27)
At 31 December	£ 763	£ 1,356	£ 1,129